Income Tax Provision (Details 1)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
U.S federal statutory income tax	(0.34%)	(0.34%)
State tax, net of federal tax benefit	(0.058%)	(0.058%)
Change in valuation allowance	0.398%	0.398%
Effective tax rate	0.00%	0.00%